SCHEDULE OF STOCKHOLDERS' EQUITY NOTE, WARRANTS OR RIGHTS (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Total Outstanding as of December 31, 2021	37,083	1,154	3,154
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 19.52	$ 8.80	$ 8.80
Warrants Issued in Connection with Issuance of Series B Preferred Stock to Lead Investor [Member]
Class of Stock [Line Items]
Total Outstanding as of December 31, 2021	11,875
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10.00
Warrants and Rights Outstanding, Maturity Date	Jan. 15, 2022
Warrants issued in connection with convertible notes [Member]
Class of Stock [Line Items]
Total Outstanding as of December 31, 2021	25,208
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 24.00
Warrants and Rights Outstanding, Maturity Date	Oct. 31, 2022